PREMISES AND EQUIPMENT	12 Months Ended
Jun. 30, 2016
Property, Plant and Equipment [Abstract]
PREMISES AND EQUIPMENT
11.	PREMISES AND EQUIPMENT

Major classifications of premises and equipment are summarized as follows:

	2016	2015
	(Dollars in Thousands)
Land and improvements	$246	$246
Buildings and improvements	2,165	2,162
Furniture, fixtures, and equipment	1,192	1,185

	3,603	3,593
Less accumulated depreciation	3,061	2,963

Total	$542	$630

Depreciation charged to operations was $98 thousand, $91 thousand, and $100 thousand for the years ended June 30, 2016, 2015, and 2014, respectively.